SHARE BASED PAYMENT ARRANGEMENTS - Schedule of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding at beginning of year	12,851	5,791
Granted	8,474	8,022
Forfeited/ Expired	(370)	0
Exercised	(140)	(962)
Outstanding at end of year	20,815	12,851
Exercisable as at end of year	10,295	3,103
Weighted-Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.27	$ 0.13
Weighted-Average Exercise Price Granted | $ / shares	1.70	0.37
Weighted-Average Exercise Price Forfeited/ Expired | $ / shares	0	0
Weighted-Average Exercise Price Exercised | $ / shares	(0.13)	(0.10)
Weighted-Average Exercise Price, Outstanding at end of year | $ / shares	$ 0.71	$ 0.27